UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2006 to April 30, 2006

Commission File Number of issuing entity: 333-125485-29

GMACM Mortgage Loan Trust 2006-AR2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125485

Residential Asset Mortgage Products, Inc.

(Exact name of depositor as specified in its charter)

GMAC Mortgage Corporation

(Exact name of sponsor as specified in its charter)

New York	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o GMAC Mortgage Corporation, as Servicer
100 Witmer Road	19044
Horsham, PA 19044
(Address of principal executive offices of issuing entity)	(Zip Code)

(215) 682-1000
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Mortgage Pass Through Certificates, Series 2006-AR2, in the classes specified herein	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes    X     No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Mortgage Pass-Through Certificates, Series 2006-AR2 (the "Certificates") dated March 27, 2006, and related Prospectus dated February 16, 2006 (collectively, the “Prospectus”), of the GMACM Mortgage Loan Trust 2006-AR2 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class 1-A-1, Class 1-A-2, Class 2-A-1, Class 2-A-2, Class 3-A-1, Class 3-A-2, Class 4-A-1, Class 4-A-2, Class 5-A-1A, Class 5-A-1B, Class 5-A-2, Class M-1, Class M-2, Class M-3 and Class R.

The record date for the distributions made on May 19, 2006 was April 30, 2006. The Servicing Fee paid to the Servicer was $66,035.19 and the aggregate cash flow received with respect to the Mortgage Loans was $4,393,743.62.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 – Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1	May 2006 Monthly Statement to Certificateholders

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1

Pooling and Servicing Agreement, dated as of March 30, 2006 among Residential Asset Mortgage Products, Inc., as depositor, GMAC Mortgage Corporation, as servicer, and JPMorgan Chase Bank, National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006).

Exhibit 10.2

Mortgage Loan Purchase Agreement (the “Agreement”) dated as of March 30, 2006 between GMAC Mortgage Corporation and Residential Asset Mortgage Products, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006.)

Exhibit 99.1	May 2006 Monthly Statement to Certificateholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 31, 2006

GMACM Mortgage Loan Trust 2006-AR2
(Issuing entity)

By: GMAC Mortgage Corporation, as Servicer

By: /s/ Al Gentile
Name: Al Gentile
Title: Limited Signing Officer